NEOS Nasdaq-100® Hedged Equity Income ETF

NUSI

(a series NEOS ETF Trust)

Supplement dated December 3, 2024, to the Prospectus and Statement of Additional Information (“SAI”) dated August 30, 2024.

Effective December 20, 2024, The Nasdaq Stock Market LLC will replace NYSE Arca, Inc. as the listing exchange of shares of NEOS Nasdaq-100® Hedged Equity Income ETF (the “Fund”). Accordingly, all references to “NYSE Arca, Inc.” in the Fund’s Prospectus and Statement of Additional Information are removed and replaced with “The Nasdaq Stock Market LLC”.

This Supplement and the Prospectus and Statement of Additional Information dated August 30, 2024, provide relevant information for all shareholders and should be retained for future reference. Both the Prospectus and the Statement of Additional Information have been filed with the Securities and Exchange Commission and are incorporated by reference and can be obtained without charge by calling the Fund at (833) 833-1311.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE